INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
INVENTORIES
Summary of inventories and written down of inventories
	12/31/2023	12/31/2022
Finished products	1,254,818	1,504,134
Parts and accessories	178,260	168,777
Construction Materials	316,370	152,789
Warehouse and other	43,266	43,359
	1,792,714	1,869,059